Benefit Plans (Schedule of Plan Assets) (Details)	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	51.00%	43.00%
Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	49.00%	57.00%